Shareholder Report, Line Graph (Details) 198121_SGI Peak Growth Fund_Class I_TSR Annual {Class I} - USD ($)								12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Jun. 08, 2020	Aug. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 15,164	$ 14,136	$ 11,854	$ 11,160	$ 12,630	$ 10,940	$ 10,000	$ 18,696
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Total Return Index
Accumulated Value	$ 21,623	$ 18,660	$ 14,677	$ 12,659	$ 14,260	$ 10,872	$ 10,000	$ 26,030